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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                            Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cullen Value Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                            Value

           COMMON STOCKS - 91.3 %
           Energy - 7.9 %
           Integrated Oil & Gas - 4.7 %
1,219,650  ConocoPhillips                                       $107,048,681
1,119,400  Gazprom - (A.D.R.) *                                  49,414,793
                                                                $156,463,474
           Oil & Gas Exploration & Production - 3.2 %
1,266,650  Devon Energy Corp.                                   $105,385,280
           Total Energy                                         $261,848,754
           Materials - 3.4 %
           Construction Materials - 1.9 %
2,080,437  Cemex SA (A.D.R.) * (b)                              $62,246,675
           Diversified Metals & Mining - 0.4 %
 401,701   Anglo American Plc                                   $13,436,898
           Forest Products - 1.1 %
 508,800   Weyerhaeuser Co.                                     $36,786,240
           Total Materials                                      $112,469,813
           Capital Goods - 11.2 %
           Aerospace & Defense - 6.5 %
1,713,450  Raytheon Co.                                         $109,352,379
1,341,100  United Technologies Corp.                             107,931,728
                                                                $217,284,107
           Industrial Conglomerates - 4.7 %
1,161,000  3M Co.                                               $108,646,380
1,182,600  General Electric Co.                                  48,959,640
                                                                $157,606,020
           Total Capital Goods                                  $374,890,127
           Transportation - 4.3 %
           Air Freight & Couriers - 2.6 %
 847,700   FedEx Corp.                                          $88,796,575
           Railroads - 1.7 %
 642,350   Canadian National Railway Co. (b)                    $36,613,950
 269,900   Canadian Pacific Railway, Ltd. (b)                    18,971,271
                                                                $55,585,221
           Total Transportation                                 $144,381,796
           Automobiles & Components - 2.4 %
           Auto Parts & Equipment - 2.4 %
 868,750   BorgWarner, Inc.                                     $79,516,688
           Total Automobiles & Components                       $79,516,688
           Retailing - 1.0 %
           Home Improvement Retail - 1.0 %
1,070,070  Home Depot, Inc.                                     $34,713,071
           Total Retailing                                      $34,713,071
           Food Beverage & Tobacco - 18.1 %
           Agricultural Products - 4.3 %
 797,500   Archer Daniels Midland Co.                           $26,381,300
1,088,200  Bunge, Ltd.                                           116,927,090
                                                                $143,308,390
           Distillers & Vintners - 2.7 %
1,049,000  Diageo Plc (A.D.R.)                                  $92,028,770
           Packaged Foods & Meats - 11.1 %
1,412,400  General Mills, Inc.                                  $81,933,324
2,057,450  Kraft Foods, Inc.                                     71,002,600
 949,400   Nestle SA (A.D.R.) (b)                                106,630,912
3,557,050  Unilever NV                                           109,734,992
                                                                $369,301,828
           Total Food Beverage & Tobacco                        $604,638,988
           Household & Personal Products - 3.1 %
           Household Products - 3.1 %
1,465,550  Kimberly-Clark Corp.                                 $102,969,543
           Total Household & Personal Products                  $102,969,543
           Pharmaceuticals & Biotechnology - 7.5 %
           Pharmaceuticals - 7.5 %
1,275,000  GlaxoSmithKline Plc                                  $67,830,000
1,532,000  Johnson & Johnson                                     100,652,400
3,372,950  Pfizer, Inc.                                          82,401,169
                                                                $250,883,569
           Total Pharmaceuticals & Biotechnology                $250,883,569
           Banks - 1.0 %
           Diversified Banks - 1.0 %
 606,350   Icici Bank, Ltd.                                     $31,966,772
           Total Banks                                          $31,966,772
           Diversified Financials - 12.0 %
           Consumer Finance - 0.3 %
 553,000   Discover Financial Services *                        $11,502,400
           Investment Banking & Brokerage - 4.9 %
1,005,350  Merrill Lynch & Co., Inc.                            $71,661,348
1,461,900  Morgan Stanley                                        92,099,700
                                                                $163,761,048
           Diversified Financial Services - 6.8 %
1,794,400  Bank of America Corp.                                $90,204,488
 858,200   Citigroup, Inc.                                       40,052,194
2,071,600  J.P. Morgan Chase & Co.                               94,920,712
                                                                $225,177,394
           Total Diversified Financials                         $400,440,842
           Insurance - 7.8 %
           Life & Health Insurance - 3.2 %
1,504,900  MetLife, Inc.                                        $104,936,677
           Multi-Line Insurance - 3.0 %
1,498,050  American International Group, Inc.                   $101,343,082
           Property & Casualty Insurance - 1.6 %
 978,650   Chubb Corp.                                          $52,494,786
           Total Insurance                                      $258,774,545
           Technology Hardware & Equipment - 6.7 %
           Communications Equipment - 2.8 %
2,494,700  Nokia Corp. (A.D.R.)                                 $94,623,971
           Computer Hardware - 2.8 %
1,876,400  Hewlett-Packard Co.                                  $93,425,956
           Technology Distributors - 1.1 %
 863,102   Arrow Electronics, Inc. *                            $36,699,097
           Total Technology Hardware & Equipment                $224,749,024
           Telecommunication Services - 4.9 %
           Integrated Telecom Services - 4.9 %
1,909,813  AT&T Corp.                                           $80,804,188
1,842,800  Verizon Communications, Inc.                          81,599,184
                                                                $162,403,372
           Total Telecommunication Services                     $162,403,372
           TOTAL COMMON STOCKS
           (Cost  $2,579,852,287)                               $3,044,646,904
           TEMPORARY CASH INVESTMENTS - 9.8 %
           Repurchase Agreement - 8.2 %
274,500,000UBS Warburg, Inc., 3.85%, dated 9/30/07, repurchases price of $274,500,000 plus accrued interest on 10/1/07,
           collateralized by $275,855,000 U.S. Treasury Note, 5.$274,500,000 Security Lending Collateral - 1.6 %
52,422,520 Securities Lending Investment Fund, 5.24%            $52,422,520
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $326,922,520)                                 $326,922,520
           TOTAL INVESTMENT IN SECURITIES - 101.2%
           (Cost  $2,906,774,807)                               $3,371,569,424
           OTHER ASSETS AND LIABILITIES - (1.2)%                $(38,372,210)
           TOTAL NET ASSETS - 100.0%                            $3,333,197,214


(A.D.R.)   American Depositary Receipt

      *    Non-income producing security

    (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,906,802,563 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $473,084,896

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (8,318,035)

           Net unrealized gain                                  $464,766,861

    (b)    At September 30, 2007, the following securities were out on loan:

 Shares                          Security                          Value
  99,000   Canadian National Railway Co.                          5,643,000
 267,130   Canadian Pacific Railway, Ltd.                        18,776,568
1,121,420  Cemex SA (A.D.R.) *                                   33,552,886
 104,080   Nestle SA (A.D.R.)                                    11,649,082
           Total                                                $69,621,536


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.